Exhibit 99.1

Nissan Auto Lease Trust 2009-A
Monthly Servicer's Report
for the month of October 2009

Collection Period Start	1-Oct-09	Distribution Date	16-Nov-09
Collection Period End	31-Oct-09	30/360 Days	30
Beg. of Interest Period	15-Oct-09	Actual/360 Days	32
End of Interest Period	16-Nov-09

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,410,566,560.08	1,312,504,041.96	1,287,268,301.56	0.9125895
Total Securities		1,410,566,560.08	1,312,504,041.96	1,287,268,301.56	0.9125895
Class A-1 Notes	1.043350%	208,000,000.00	109,937,481.88	84,701,741.48	0.4072199
Class A-2 Notes	2.010000%	304,000,000.00	304,000,000.00	304,000,000.00	1.0000000
Class A-3 Notes	2.920000%	485,000,000.00	485,000,000.00	485,000,000.00	1.0000000
Class A-4 Notes	3.510000%	85,610,000.00	85,610,000.00	85,610,000.00	1.0000000
Certificates	0.000000%	327,956,560.08	327,956,560.08	327,956,560.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	25,235,740.40	101,958.46	121.3256750	0.4901849
Class A-2 Notes	0.00	509,200.00	0.0000000	1.6750000
Class A-3 Notes	0.00	1,180,166.67	0.0000000	2.4333333
Class A-4 Notes	0.00	250,409.25	0.0000000	2.9250000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	25,235,740.40	2,041,734.38

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				18,105,682.53
Monthly Interest				7,703,466.12
Total Monthly Payments				25,809,148.65

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				944,392.74
Aggregate Sales Proceeds Advance				405,639.64
Total Advances				1,350,032.38

Vehicle Disposition Proceeds:
Reallocation Payments				2,164,474.22
Repurchase Payments				141,231.44
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				4,435,758.64
Excess Wear and Tear and Excess Mileage				2,950.84
Remaining Payoffs				0.00
Net Insurance Proceeds				779,411.90
Residual Value Surplus				49,047.03
Total Collections				34,732,055.10

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	1,002,462.36			54
Bankruptcty	31,352.00			2
Involuntary Repossession	605,677.00			31
Voluntary Repossession	524,982.86			28
Insurance Payoff		771,017.00		37
Customer Payoff			86,086.25	4
Grounding Dealer Payoff			3,076,864.04	137
Dealer Purchase			1,224,215.55	46
Total	2,164,474.22	771,017.00	4,387,165.84	339

Exhibit 99.1

Nissan Auto Lease Trust 2009-A
Monthly Servicer's Report
for the month of October 2009

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	66,984	1,522,743,656.18	7.40000%	1,312,504,041.96
Total Depreciation Received		(19,560,790.23)		(17,696,634.24)
Principal Amount of Gross Losses	(116)	(2,687,109.10)		(2,339,957.45)
Repurchase / Reallocation	(7)	(159,604.87)		(141,231.44)
Early Terminations	(36)	(809,286.24)		(706,935.88)
Scheduled Terminations	(215)	(4,961,252.85)		(4,350,981.39)
Pool Balance - End of Period	66,610	1,494,565,612.89	7.40000%	1,287,268,301.56

Remaining Pool Balance
Lease Payment				471,609,057.98
Residual Value				815,659,243.58
Total				1,287,268,301.56

III. DISTRIBUTIONS

Total Collections					34,732,055.10
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					34,732,055.10

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					997,530.70
3. Reimbursement of Sales Proceeds Advance					322,836.16
4. Servicing Fee:
Servicing Fee Due					1,093,753.37
Servicing Fee Paid					1,093,753.37
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,414,120.23

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					101,958.46

Class A-1 Notes Monthly Interest Paid					101,958.46
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					509,200.00

Class A-2 Notes Monthly Interest Paid					509,200.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					1,180,166.67

Class A-3 Notes Monthly Interest Paid					1,180,166.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

Nissan Auto Lease Trust 2009-A
Monthly Servicer's Report
for the month of October 2009

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	250,409.25

Class A-4 Notes Monthly Interest Paid	250,409.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	2,041,734.38
Total Note and Certificate Monthly Interest Paid	2,041,734.38
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	30,276,200.49

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	25,235,740.40

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	25,235,740.40
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,040,460.09

Exhibit 99.1

Nissan Auto Lease Trust 2009-A
Monthly Servicer's Report
for the month of October 2009

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,052,832.80
Required Reserve Account Amount		21,158,498.40
Beginning Reserve Account Balance		21,158,498.40
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		21,158,498.40
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,040,460.09
Gross Reserve Account Balance		26,198,958.49
Remaining Available Collections Released to Seller		5,040,460.09
Total Ending Reserve Account Balance		21,158,498.40

V. POOL STATISTICS

Weighted Average Remaining Maturity		19.78
Monthly Prepayment Speed		53%
Lifetime Prepayment Speed		51%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,948,178.88
Securitization Value of Defaulted Receivables and Casualty Receivables	2,339,957.45	116
Aggregate Defaulted and Casualty Gain (Loss)	(391,778.57)
Pool Balance at Beginning of Collection Period	1,312,504,041.96
Net Loss Ratio	-0.0298%

Cumulative Net Losses for all Periods	0.1260%	1,776,884.16

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	10,340,199.71	524
61-90 Days Delinquent	2,449,920.44	115
91-120+ Days Delinquent	825,218.20	41
Total Delinquent Receivables:	13,615,338.35	680
60+ Days Delinquencies as Percentage of Receivables	0.25%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	1,002,462.36	54
Securitization Value	1,061,066.14
Aggregate Residual Gain (Loss)	(58,603.78)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	3,375,462.81	173
Cumulative Securitization Value	3,462,529.22
Cumulative Residual Gain (Loss)	(87,066.41)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		431,067.83
Reimbursement of Outstanding Advance		322,836.16
Additional Advances for current period		405,639.64
Ending Balance of Residual Advance		513,871.31

Beginning Balance of Payment Advance		2,539,075.45
Reimbursement of Outstanding Payment Advance		997,530.70
Additional Payment Advances for current period		944,392.74
Ending Balance of Payment Advance		2,485,937.49

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No